Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	WAITR HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37788
Entity Tax Identification Number	26-3828008
Entity Address, Address Line One	214 Jefferson Street
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lafayette
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70501
City Area Code	337
Local Phone Number	534-6881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.0001 Per Share
Trading Symbol	WTRH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001653247
Amendment Flag	false